Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
International financial reporting standards (IFRS)	International financial reporting standards (IFRS)
The consolidated financial statements cover the twelve-month periods ended December 31, 2024, 2023 and 2022.
In accordance with Regulation No. 1606/2002 of the European Parliament and Council of July 19, 2002 on the application of international accounting standards, Sanofi has presented its consolidated financial statements in accordance with IFRS since January 1, 2005. The term “IFRS” refers collectively to international accounting and financial reporting standards
(IASs and IFRSs) and to interpretations of the interpretations committees (SIC and IFRIC) with mandatory application as of
December 31, 2024.
The consolidated financial statements of Sanofi as of December 31, 2024 have been prepared in compliance with IFRS as issued by the International Accounting Standards Board (IASB) and with IFRS as endorsed by the European Union as of
December 31, 2024.
IFRS as endorsed by the European Union as of December 31, 2024 are available under the heading “IFRS Financial Statements”
via the following web link:
https://www.efrag.org/Endorsement
The consolidated financial statements have been prepared in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality, and aggregation.

New standards, amendments and interpretations	New standards, amendments and interpretations
A.2.1. New standards applicable from January 1, 2024
On September 22, 2022, the IASB issued an amendment to IFRS 16 (Leases) relating to lease liabilities in a sale-and-leaseback arrangement, which is applicable from January 1, 2024 and had no impact on Sanofi's financial statements.
On January 23, 2020, the IASB issued “Classification of Liabilities as Current or Non-current”, an amendment to IAS 1, and then on October 31, 2022 issued “Non-current Liabilities with Covenants”, a further amendment to IAS 1. The amendments, which are applicable from January 1, 2024, had no impact on Sanofi's financial statements.
On May 25, 2023, the IASB issued "Supplier Finance Arrangements", amendments to IAS 7 and IFRS 7, applicable from January 1,
2024. The amendments relate to disclosures of information about such arrangements, and have led to the following clarification:
within Accounts payable, amounts representing payables that are managed via a paying agent contract under which a bank manages the settlement of Sanofi's trade accounts payable on behalf of Sanofi and that have already been paid to suppliers by the bank represented around 2% as of December 31, 2024. As those amounts are not material, Sanofi does not provide additional information in respect of those amendments.

New pronouncements issued by IASB and applicable from 2024 or later	New pronouncements issued by the IASB and applicable from 2025 or later
This note describes standards, amendments and interpretations issued by the IASB that will have mandatory application in 2025 or subsequent years, and Sanofi’s position regarding future application.
On August 15, 2023, the IASB issued "Lack of Exchangeability", an amendment to IAS 21 (The Effects of Changes in Foreign
Exchange Rates), relating to how to determine the exchange rate when a currency is not exchangeable. The amendment is applicable at the earliest from January 1, 2025 ; it will not have a material impact on the Sanofi financial statements, and Sanofi will not early adopt it.
On April 9, 2024, the IASB issued IFRS 18 (Presentation and Disclosure in Financial Statements), applicable from January 1, 2027
(subject to endorsement by the European Union). An impact assessment is currently under way. Sanofi will not early adopt this new standard.
On May 30, 2024, the IASB issued amendments to IFRS 9 and IFRS 7 relating to the classification and measurement of financial instruments, applicable no earlier than January 1, 2026 (subject to endorsement by the European Union). Sanofi does not expect any material impact, and will not early adopt these amendments.
On July 18, 2024, the IASB issued Volume 11 of its annual improvements to various standards, which are essentially in the nature of clarifications, applicable from January 1, 2026 at the earliest (subject to endorsement by the European Union). Sanofi does not expect any material impact, and will not early adopt these amendments.
On December 18, 2024, the IASB issued "Contracts referencing nature-dependent electricity", amendments to IFRS 9 and IFRS 7, applicable (subject to endorsement by the European Union) from January 1, 2026. The amendments clarify the application of the
‘own use’ exemption to Power Purchase Agreements (PPAs) with physical delivery of renewable electricity, and modify the hedge accounting requirements for contracts without physical delivery (VPPAs). Sanofi does not expect any material impact and does not intend to early adopt these amendments. Renewable energy purchase contracts entered into by Sanofi as of December 31,
2024 are described in note D.21.

Use of estimates and judgments	Use of estimates and judgments
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date of the finalization of the financial statements. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:
•amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions (see Notes B.13.
and D.23.);
•impairment of property, plant and equipment and intangible assets (see Notes B.6. and D.5.);
•the valuation of goodwill and the valuation and estimated useful life of acquired intangible assets (see Notes B.3.2., B.4., D.4.
and D.5.);
•the measurement of contingent consideration receivable in connection with asset divestments (see Notes B.8.5. and D.12.)
and of contingent consideration payable (see Notes B.3. and D.18.);
•the measurement of financial assets and liabilities at amortized cost (see Note B.8.5.);
•the amount of post-employment benefit obligations (see Notes B.23. and D.19.1.);
•the amount of liabilities or provisions for restructuring, litigation, tax risks relating to corporate income taxes, and environmental risks (see Notes B.12., B.19., B.20., D.19. and D.22.); and
•the amount of deferred tax assets resulting from tax losses available for carry-forward and deductible temporary differences
(see Notes B.22. and D.14.).
Actual results could differ from these estimates.
Management is also required to exercise judgment in assessing whether the criteria required under IFRS 5 (Non-Current Assets
Held For Sale and Discontinued Operations) are met for (i) classifying a non-current asset or a group of assets as held for sale and
(ii) presenting a discontinued operation on a separate line item in the consolidated balance sheet, income statement, statement of comprehensive income and cash flow statement. Such assessments are reviewed at the end of each reporting period each closing date to take account of changes in events and circumstances.
In preparing the consolidated financial statements, Sanofi has also taken account of risks related to the effects of climate change and energy transition.
As part of its Planet Care program, Sanofi has committed to move towards carbon neutrality by 2030 and net zero emissions by 2045 for its Scope 1, 2 and 3 emissions. That involves:
•aiming for a 55% reduction in greenhouse gas (GHG) emissions from Sanofi’s own activities (Scopes 1 & 2) and a 30% reduction in Scope 3 GHG emissions by 2030 (versus a 2019 baseline), and a 90% reduction in GHG emissions (all scopes) by 2045.
These objectives have been validated by the Science Based Target initiative (STBi);
•supplying all our sites with 100% renewably-sourced electricity by 2030;
•promoting an eco-friendly vehicle fleet by 2030; and
•engaging the Sanofi supply chain in reducing Scope 3 emissions.
The analysis of climate-related physical and transition risks facing Sanofi was updated in 2023 on the basis of three global warming scenarios out to 2030 and 2050. A number of assumptions – on issues such as carbon costs, natural disasters, water stress, raw material scarcity and logistics disruption – were built into this analysis, which also takes account of certain capital expenditures on mitigations derived from the Planet Care roadmap.
In preparing the consolidated financial statements, that analysis was taken into account as follows:
•the value of intangible assets and property, plant and equipment was subject to impairment testing conducted at CGU level, as described in Note D.5. Certain climate-related assumptions, such as the evolution of energy costs, transitioning to sustainable agriculture, and waste management, are already built into the forecast used for impairment testing purposes. For those assumptions not yet built into budgets, sensitivity analyses can be performed as needed;
•the periodic reviews conducted on the useful lives of property, plant and equipment take account of environmental regulatory constraints, including not only GHG emissions but also physical risks;
•environmental risks are covered by provisions on the basis described in Note D.19.3.; and
•the credit facilities available to Sanofi as of December 31, 2024 incorporate performance objectives, including objectives related to cutting Sanofi’s carbon footprint, which could reduce the cost of debt if they are attained (see Note D.17.).
It is important to bear in mind that estimating climate change related risks involves an element of unpredictability. Uncertainties may arise from factors such as changes in government policy, rapid technological change, and varied responses from stakeholders. That high level of uncertainty adds complexity to assessment of the potential impacts on our operations, and to how those impacts are reflected in our budgets. Actual impacts on Sanofi’s profits and financial position could therefore differ from initial estimates.
Finally, in line with its environmental protection objectives, Sanofi has initiated projects to build eco-design into its products so as to limit their environmental impacts over their entire life cycle. Those projects will require Sanofi to redefine all of its production methods, and as such have also been built into definitions of the useful lives of Sanofi production facilities.

Hyperinflation	Hyperinflation
In 2024, Sanofi continued to account for subsidiaries based in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met. The contribution of the
Venezuelan subsidiaries to the consolidated financial statements is immaterial.
In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since July 1, 2018 treated Argentina as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.
In Turkey, the cumulative rate of inflation over the last three years is in excess of 100% based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since January 1, 2022 treated Turkey as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.

Agreements relating to the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK	A.5. Agreements relating to the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK
On February 18, 2020, Sanofi and the US Department of Health and Human Services extended their research and development partnership to leverage Sanofi’s previous development work on a SARS vaccine to attempt to unlock a fast path forward for developing a COVID-19 vaccine. Under the terms of the collaboration, the Biomedical Advanced Research and Development
Authority (BARDA), part of the Office of the Assistant Secretary for Preparedness and Response within the US Department of
Health and Human Services, is helping to fund the research and development undertaken by Sanofi.
On April 14, 2020, Sanofi and GlaxoSmithKline (GSK) entered into a collaboration agreement to develop a recombinant COVID-19 vaccine candidate, with Sanofi contributing its S‑protein COVID-19 antigen (based on recombinant DNA technology) and GSK contributing its pandemic adjuvant technology. Sanofi is leading clinical development and the registration process for the vaccine.
On July 31, 2020, the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK was selected by the US government’s Operation Warp Speed (OWS) program. Under the OWS, the US government is providing funds to support further development of the vaccine, including clinical studies and scaling-up of manufacturing capacity. Initially, the agreement also provided for the supply of 100 million doses of the vaccine. In light of the evolving context of the pandemic (including variants of the virus) and the availability of vaccines on the market, the parties decided to review the initial supply contract. At the end of 2023, the agreement was amended in respect of the supply clause, confirming that Sanofi had fulfilled its contractual obligations and setting the amount of compensation paid to Sanofi. On the basis of that signed amendment, Sanofi recognized an amount of €411 million within the line item Other revenues; that amount was paid to Sanofi in December 2023.
Sanofi has recognized the funding received from the US government as a deduction from the development expenses incurred, in accordance with IAS 20 (Accounting for Government Grants and Disclosure of Government Assistance).
The amount of government aid received from the US federal government and BARDA and recognized as a deduction from development expenses and other operating expenses was €58 million in 2024, compared with €59 million in 2023 and
€265 million in 2022.
In September 2020, Sanofi and GSK signed pre-order contracts with the Canadian and UK governments and with the European
Union for doses of the vaccine candidate. During 2021, Sanofi and GSK contractualized with the Canadian and UK governments and with the European Union on the number of doses ordered.
On December 15, 2021, Sanofi and GSK announced positive preliminary data on their COVID-19 booster vaccine candidate and indicated that their Phase 3 study was to continue, based on recommendations from an independent monitoring board.
On November 10, 2022, in line with the positive opinion issued by the Committee for Medicinal Products for Human Use (CHMP)
of the European Medicines Agency, the European Commission approved VidPrevtyn Beta vaccine as booster for the prevention of COVID-19 in adults aged 18 years and older. Designed to provide broad protection against multiple variants, this protein-based
COVID-19 booster vaccine is based on the Beta variant antigen and includes GSK’s pandemic adjuvant. VidPrevtyn Beta is indicated as a booster for active immunization against SARS-CoV-2 in adults who have previously received an mRNA or adenoviral COVID-19 vaccine.
On December 21, 2022, following the European Commission approval, the Medicines and Healthcare Products Regulatory Agency
(MHRA) approved VidPrevtyn Beta vaccine for the prevention of COVID-19 in adults aged 18 and over within the UK.
In accordance with IFRS 15 (see Note B.13.1.), Sanofi recognizes revenue when control over the product is transferred to the customer (for vaccines, transfer of control is determined by reference to the terms of release and acceptance of batches of vaccine). Payments received subsequent to signature of vaccine pre-order contracts relating to doses not yet delivered are customer contract liabilities (i.e. an obligation for the entity to supply goods to a customer, for which consideration has been received from the customer). They are presented within “Customer contract liabilities” in the balance sheet (see Note D.19.5.), and within “Net change in other current assets and other current liabilities” in the statement of cash flows.
The pre-order contracts for Canada, the United Kingdom and the European Union expired in 2023. The customer contract liabilities, which amounted to €269 million as of December 31, 2022 and €319 million as of December 31, 2021 (see Note D.19.5.,
“Current provisions and other current liabilities”) were released to profit or loss in 2023, including an amount of €94 million classified in Other revenue in respect of doses which there was no longer an obligation to deliver as of December 31, 2023.

Basis of consolidation	Basis of consolidation
In accordance with IFRS 10 (Consolidated Financial Statements), the consolidated financial statements of Sanofi include the financial statements of entities that Sanofi controls directly or indirectly, regardless of the level of the equity interest in those entities. An entity is controlled when Sanofi has power over the entity, exposure or rights to variable returns from its involvement with the entity, and the ability to affect those returns through its power over the entity. In determining whether control exists, potential voting rights must be taken into account if those rights are substantive, in other words they can be exercised on a timely basis when decisions about the relevant activities of the entity are to be taken.
Entities consolidated by Sanofi are referred to as “subsidiaries”. Entities that Sanofi controls by means other than voting rights are referred to as “consolidated structured entities”.
In accordance with IFRS 11 (Joint Arrangements), Sanofi classifies its joint arrangements (i.e. arrangements in which Sanofi exercises joint control with one or more other parties) either as a joint operation (in which case, Sanofi recognizes the assets and liabilities of the operation in proportion to its rights and obligations relating to those assets and liabilities) or as a joint venture.
Sanofi exercises joint control over a joint arrangement when decisions relating to the relevant activities of the arrangement require the unanimous consent of Sanofi and the other parties with whom control is shared.
Sanofi exercises significant influence over an entity when it has the power to participate in the financial and operating policy decisions of that entity, but does not have the power to exercise control or joint control over those policies.
In accordance with IAS 28 (Investments in Associates and Joint Ventures), the equity method is used to account for joint ventures
(i.e. entities over which Sanofi exercises joint control) and for associates (i.e. entities over which Sanofi exercises significant influence).
Under the equity method, the investment is initially recognized at cost, and subsequently adjusted to reflect changes in the net assets of the associate or joint venture. IAS 28 does not specify the treatment to be adopted on first-time application of the equity method to an investee following a step acquisition. Consequently, by reference to paragraph 10 of IAS 28, Sanofi has opted to apply the cost method, whereby the carrying amount of the investment represents the sum of the historical cost amounts for each step in the acquisition. As of the date on which the equity method is first applied, goodwill (which is included in the carrying amount of the investment) is determined for each acquisition step. The same applies to subsequent increases in the percentage interest in the equity-accounted investment.
When the criteria of IFRS 5 are met, Sanofi recognizes the equity interest within the balance sheet line item Assets held for sale.
The equity method is not applied to equity interests that are classified as held for sale assets.
Transactions between consolidated companies are eliminated, as are intragroup profits.
A list of the principal companies included in the consolidation in 2024 is presented in Note F.

Foreign currency translation	Foreign currency translation
B.2.1. Accounting for foreign currency transactions in the financial statements of consolidated entities
Non-current assets and inventories acquired in foreign currencies are translated into the functional currency using the exchange rate prevailing at the acquisition date.
Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the end of the reporting period. The gains and losses resulting from foreign currency translation are recorded in the income statement.
However, foreign exchange gains and losses arising from the translation of advances between consolidated subsidiaries for which settlement is neither planned nor likely to occur in the foreseeable future are recognized in equity, in the line item Change in currency translation differences.
B.2.2. Foreign currency translation of the financial statements of foreign entities
Sanofi presents its consolidated financial statements in euros (€). In accordance with IAS 21 (The Effects of Changes in Foreign
Exchange Rates), each subsidiary accounts for its transactions in the currency that is most representative of its economic environment (the functional currency).
All assets and liabilities are translated into euros using the exchange rate of the subsidiary’s functional currency prevailing at the end of the reporting period. Income statements are translated using a weighted average exchange rate for the period, except in the case of foreign subsidiaries in a hyperinflationary economy. The resulting currency translation difference is recognized as a separate component of equity in the consolidated statement of comprehensive income, and is recognized in the income statement only when the subsidiary is sold or is wholly or partially liquidated.

Business combinations and transactions with non-controlling interests	Business combinations and transactions with non-controlling interests
B.3.1. Accounting for business combinations, transactions with non-controlling interests and loss of control
Business combinations are accounted for in accordance with IFRS 3 (Business Combinations) and IFRS 10 (Consolidated Financial
Statements).
Business combinations are accounted for using the acquisition method. Under this method, the acquiree’s identifiable assets and liabilities that satisfy the recognition criteria of IFRS 3 (Business Combinations) are measured initially at their fair values at the date of acquisition, except for (i) non-current assets classified as held for sale (which are measured at fair value less costs to sell)
and (ii) assets and liabilities that fall within the scope of IAS 12 (Income Taxes) and IAS 19 (Employee Benefits). Restructuring
liabilities are recognized as a liability of the acquiree only if the acquiree has an obligation as of the acquisition date to carry out the restructuring.
The principal accounting rules applicable to business combinations and transactions with non-controlling interests include:
•acquisition-related costs are recognized as an expense, as a component of Operating income;
•contingent consideration is recognized in equity if the contingent payment is settled by delivery of a fixed number of the acquirer’s equity instruments; otherwise, it is recognized in liabilities related to business combinations.
Contingent consideration is recognized at fair value at the acquisition date irrespective of the probability of payment. If the contingent consideration was originally recognized as a financial liability, subsequent adjustments to the liability are recognized in profit or loss in the line item Fair value remeasurement of contingent consideration, unless the adjustment is made within the 12 months following the acquisition date and relates to facts and circumstances existing as of that date; and
•goodwill may be calculated on the basis of either (i) the entire fair value of the acquiree, or (ii) a share of the fair value of the acquiree proportionate to the interest acquired. This option is elected for each acquisition individually.
Purchase price allocations are performed under the responsibility of management, with assistance from an independent valuer in the case of major acquisitions. IFRS 3 does not specify an accounting treatment for contingent consideration arising from a business combination made by an entity prior to the acquisition of control in that entity and carried as a liability in the acquired entity’s balance sheet. The accounting treatment applied by Sanofi to such a liability is to measure it at fair value as of the acquisition date and to report it in the line item Liabilities related to business combinations and to non-controlling interests, with subsequent remeasurements recognized in profit or loss. This treatment is consistent with the accounting applied to contingent consideration in the books of the acquirer.
Finally, management may where it deems fit elect to apply the optional test to identify concentration of fair value permitted under IFRS 3 in order to determine whether a transaction is a business combination within the meaning of IFRS 3, or merely the acquisition of an asset or of a group of similar assets.
B.3.2. Goodwill
The excess of the cost of an acquisition over Sanofi’s interest in the fair value of the identifiable assets and liabilities of the acquiree is recognized as goodwill at the date of the business combination. Goodwill arising on the acquisition of subsidiaries is shown in a separate balance sheet line item, whereas goodwill arising on the acquisition of investments accounted for using the equity method is recorded in Investments accounted for using the equity method.
Goodwill arising on foreign operations is expressed in the functional currency of the country concerned and translated into euros using the exchange rate prevailing at the end of the reporting period.
In accordance with IAS 36 (Impairment of Assets), goodwill is carried at cost less accumulated impairment (see Note B.6.).
Goodwill is tested for impairment annually and whenever events or circumstances indicate that impairment might exist. Such events or circumstances include significant changes more likely than not to have an other-than-temporary impact on the substance of the original investment.

Other intangible assets	Other intangible assets
Other intangible assets are initially measured at acquisition cost or production cost, including any directly attributable costs of preparing the asset for its intended use, or (in the case of assets acquired in a business combination) at fair value as of the date of the business combination. Intangible assets are amortized on a straight line basis over their useful lives.
The useful lives of other intangible assets are reviewed at the end of each reporting period. The effect of any adjustment to useful lives is recognized prospectively as a change in accounting estimate.
Amortization of other intangible assets is recognized in the income statement within Amortization of intangible assets except for amortization charged against (i) acquired or internally-developed software and (ii) other rights of an industrial or operational nature, which is recognized in the relevant classification of expense by function.
Sanofi does not own any intangible assets with an indefinite useful life, other than goodwill.
Intangible assets (other than goodwill) are carried at cost less accumulated amortization and accumulated impairment, if any, in accordance with IAS 36 (see Note B.6.).
B.4.1. Research and development not acquired in a business combination
Internally generated research and development
Under IAS 38, research expenses are recognized in profit or loss when incurred.
Internally generated development expenses are recognized as an intangible asset if, and only if, all the following six criteria can be demonstrated: (a) the technical feasibility of completing the development project; (b) Sanofi’s intention to complete the project;
(c) Sanofi’s ability to use the project; (d) the probability that the project will generate future economic benefits; (e) the availability of adequate technical, financial and other resources to complete the project; and (f) the ability to measure the development expenditure reliably.
Due to the risks and uncertainties relating to regulatory approval and to the research and development process, the six criteria for capitalization are usually considered not to have been met until the product has obtained marketing approval from the regulatory authorities. Consequently, internally generated development expenses arising before marketing approval has been obtained, mainly the cost of clinical studies, are generally expensed as incurred within Research and development expenses.
Some industrial development expenses (such as those incurred in developing a second-generation synthesis process) are incurred after marketing approval has been obtained, in order to improve the industrial process for an active ingredient. To the extent that the six IAS 38 criteria are considered as having been met, such expenses are recognized as an asset in the balance sheet within Other intangible assets as incurred. Similarly, some clinical studies, for example those undertaken to obtain a geographical extension for a molecule that has already obtained marketing approval in a major market, may in certain circumstances meet the six capitalization criteria under IAS 38, in which case the related expenses are recognized as an asset in the balance sheet within Other intangible assets.
Separately acquired research and development
Payments for separately acquired research and development are capitalized within Other intangible assets provided that they meet the definition of an intangible asset: a resource that is (i) controlled by Sanofi, (ii) expected to provide future economic benefits for Sanofi, and (iii) identifiable (i.e. it is either separable or arises from contractual or legal rights). Under paragraph 25 of IAS 38, the first condition for capitalization (the probability that the expected future economic benefits from the asset will flow to the entity) is considered to be satisfied for separately acquired research and development. Consequently, upfront and milestone payments to third parties related to pharmaceutical products for which marketing approval has not yet been obtained are recognized as intangible assets, and amortized on a straight line basis over their useful lives beginning when marketing approval is obtained.
Payments under research and development arrangements relating to access to technology or to databases, and payments made to purchase generics dossiers, are also capitalized, and amortized over the useful life of the intangible asset.
Subcontracting arrangements, payments for research and development services, and continuous payments under research and development collaborations which are unrelated to the outcome of that collaboration, are expensed over the service term.
B.4.2. Other intangible assets not acquired in a business combination
Licenses other than those related to pharmaceutical products and research projects, in particular software licenses, are capitalized at acquisition cost, including any directly attributable cost of preparing the software for its intended use. Software licenses are amortized on a straight line basis over their useful lives for Sanofi (three to five years).
Internally generated costs incurred to develop or upgrade software are capitalized if the IAS 38 recognition criteria are satisfied, and amortized on a straight line basis over the useful life of the software from the date on which the software is ready for use.
B.4.3. Other intangible assets acquired in a business combination
Other intangible assets acquired in a business combination (in-process research and development, technology platforms, and currently marketed products) that are reliably measurable are identified separately from goodwill, measured at fair value, and capitalized within Other intangible assets in accordance with IFRS 3 (Business Combinations) and IAS 38 (Intangible Assets). The
related deferred tax liability is also recognized if a deductible or taxable temporary difference exists.
In-process research and development acquired in a business combination is amortized on a straight line basis over its useful life from the date of receipt of marketing approval.
Rights to technology platforms and to products currently marketed by Sanofi are amortized on a straight line basis over their useful lives, determined (in particular for marketed products) on the basis of cash flow forecasts which take into account the patent protection period of the marketed product.

Property, plant and equipment owned and leased	Property, plant and equipment owned and leased
B.5.1. Property, plant and equipment owned
Property, plant and equipment is initially measured and recognized at acquisition cost, including any directly attributable cost of preparing the asset for its intended use, or (in the case of assets acquired in a business combination) at fair value as of the date of the business combination. The component-based approach to accounting for property, plant and equipment is applied. Under this approach, each component of an item of property, plant and equipment with a cost which is significant in relation to the total cost of the item and which has a different useful life from the other components must be depreciated separately.
After initial measurement, property, plant and equipment is carried at cost less accumulated depreciation and impairment, except for land which is carried at cost less impairment.
Subsequent costs are not recognized as assets unless (i) it is probable that future economic benefits associated with those costs will flow to Sanofi and (ii) the costs can be measured reliably.
Borrowing costs attributable to the financing of items of property, plant and equipment, and incurred during the construction period, are capitalized as part of the acquisition cost of the item.
Government grants relating to property, plant and equipment are deducted from the acquisition cost of the asset to which they relate.
The depreciable amount of items of property, plant and equipment, net of any residual value, is depreciated on a straight line basis over the useful life of the asset. The useful life of an asset is usually equivalent to its economic life.
The customary useful lives of property, plant and equipment are as follows:

Buildings	15 to 40 years
Fixtures	10 to 20 years
Machinery and equipment	5 to 15 years
Other	3 to 15 years
Useful lives and residual values of property, plant and equipment are reviewed annually. The effect of any adjustment to useful lives or residual values is recognized prospectively as a change in accounting estimate.
Depreciation of property, plant and equipment is recognized as an expense in the income statement, in the relevant classification of expense by function.
B.5.2. Property, plant and equipment leased
Leases contracted by Sanofi have been accounted for in accordance with IFRS 16 (Leases). Sanofi recognizes a right-of-use asset and a lease liability for all of its lease contracts, except for (i) leases relating to low-value assets and (ii) short-term leases
(12 months or less). Payments made in respect of leases not recognized on the balance sheet are recognized as an operating expense on a straight line basis over the lease term.
On commencement of a lease, the liability for future lease payments is discounted at the incremental borrowing rate, which is a risk-free rate adjusted to reflect the specific risk profile of each Sanofi entity. Because lease payments are spread over the lease term, Sanofi applies a discount rate based on the duration of those payments.
The payments used to determine the liability for future lease payments exclude non-lease components, but include fixed payments that Sanofi expects to make to the lessor over the estimated lease term.
After commencement of the lease, the liability for future lease payments is reduced by the amount of the lease payments made, and increased to reflect interest on the liability. In the event of a reassessment or modification of future lease payments, the lease liability is remeasured. The right-of-use asset – which is initially measured at cost including direct costs of the lessee, prepayments made at or prior to the commencement date, less lease incentives received and restoration costs – is depreciated on a straight line basis over the lease term, and tested for impairment as required.
Sanofi recognizes deferred taxes in respect of right-of-use assets and lease liabilities.
Leasehold improvements are depreciated over their economic life, which is capped at the lease term as determined under IFRS 16.

Impairment of property, plant and equipment, intangible assets, and investments accounted for using the equity method	Impairment of property, plant and equipment, intangible assets, and investments accounted for using the equity method
B.6.1. Impairment of property, plant and equipment and intangible assets
In accordance with IAS 36 (Impairment of Assets), assets that generate separate cash flows and assets included in cash-
generating units (CGUs) are assessed for impairment when events or changes in circumstances indicate that the asset or CGU may be impaired. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.
Under IAS 36, each CGU or group of CGUs to which goodwill is allocated must (i) represent the lowest level within the entity at which the goodwill is monitored for internal management purposes, and (ii) not be larger than an operating segment determined in accordance with IFRS 8 (Operating Segments), before application of the IFRS 8 aggregation criteria (see Note B.26.).
Quantitative and qualitative indications of impairment (primarily relating to the status of the research and development portfolio, pharmacovigilance, patent litigation, and the launch of competing products) are reviewed at the end of each reporting period. If there is any internal or external indication of impairment, Sanofi estimates the recoverable amount of the asset or CGU.
Other intangible assets not yet available for use (such as capitalized in-process research and development), and CGUs or groups of CGUs that include goodwill, are tested for impairment annually whether or not there is any indication of impairment, and more frequently if any event or circumstance indicates that they might be impaired. Such assets are not amortized.
When there is an internal or external indication of impairment, Sanofi estimates the recoverable amount of the asset and recognizes an impairment loss if the carrying amount of the asset exceeds its recoverable amount. The recoverable amount of the asset is the higher of its fair value less costs to sell or its value in use. To determine value in use, Sanofi uses estimates of future cash flows generated by the asset or CGU, prepared using the same methods as those used in the initial measurement of the asset or CGU on the basis of medium-term strategic plans.
In the case of goodwill, estimates of future cash flows are based on a six-year strategic plan and a terminal value. In the case of other intangible assets, the period used is based on the economic life of the asset.
Estimated cash flows are discounted at long-term market interest rates that reflect the best estimate by Sanofi of the time value of money, the risks specific to the asset or CGU, and economic conditions in the geographical regions in which the business activity associated with the asset or CGU is located.
Certain assets and liabilities that are not directly attributable to a specific CGU are allocated between CGUs on a basis that is reasonable, and consistent with the allocation of the corresponding goodwill.
Impairment losses arising on property, plant and equipment, software and certain rights, are recognized within the appropriate income statement line item according to the origin of the impairment.
Impairment losses arising on other intangible assets (products, trademarks, technology platforms, acquired R&D) are recognized within Impairment of intangible assets in the income statement.
B.6.2. Impairment of investments accounted for using the equity method
In accordance with IAS 28 (Investments in Associates and Joint Ventures), Sanofi determines whether investments accounted for using the equity method may be impaired based on indicators such as default in contractual payments, significant financial difficulties, probability of bankruptcy, or a prolonged or significant decline in quoted market price. If an investment is impaired, the amount of the impairment loss is determined by applying IAS 36 (see Note B.6.1.) and recognized in Share of profit/(loss)
from investments accounted for using the equity method.
B.6.3. Reversals of impairment losses charged against property, plant and equipment, intangible assets, and investments accounted for using the equity method
At the end of each reporting period, Sanofi assesses whether events or changes in circumstances indicate that an impairment loss recognized in a prior period in respect of an asset (other than goodwill) or an investment accounted for using the equity method can be reversed. If this is the case, and the recoverable amount as determined based on the revised estimates exceeds the carrying amount of the asset, Sanofi reverses the impairment loss only to the extent of the carrying amount that would have been determined had no impairment loss been recognized for the asset.
Reversals of impairment losses in respect of other intangible assets are recognized within the income statement line item
Impairment of intangible assets, while reversals of impairment losses in respect of investments accounted for using the equity method are recognized within the income statement line item Share of profit/(loss) from investments accounted for using the equity method. Impairment losses taken against goodwill are never reversed, unless the goodwill is part of the carrying amount of an investment accounted for using the equity method.

Assets held for sale or exchange and liabilities related to assets held for sale or exchange	Assets held for sale and liabilities related to assets held for sale and discontinued
operations
In accordance with IFRS 5 (Non-Current Assets Held for sale and Discontinued Operations), non-current assets and groups of assets are classified as held for sale in the balance sheet if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. Within the meaning of IFRS 5, the term “sale” also includes exchanges for other assets.
Non-current assets or asset groups held for sale must be available for immediate sale in their present condition, subject only to terms that are usual and customary for sales of such assets, and a sale must be highly probable. Criteria used to determine whether a sale is highly probable include:
•the appropriate level of management must be committed to a plan to sell;
•an active program to locate a buyer and complete the plan must have been initiated;
•the asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value;
•completion of the sale should be foreseeable within the 12 months following the date of reclassification to Assets held for sale; and
•actions required to complete the plan should indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Before initial reclassification of the non-current asset (or asset group) to Assets held for sale, the carrying amounts of the asset
(or of all the assets and liabilities in the asset group) must be measured in accordance with the applicable standards.
Subsequent to reclassification to Assets held for sale, the non-current asset (or asset group) is measured at the lower of carrying amount or fair value less costs to sell, with any write-down recognized by means of an impairment loss. Once a non-current asset has been reclassified as held for sale or exchange, it is no longer depreciated or amortized.
From the date of reclassification:
•property, plant and equipment, right-of-use assets and intangible assets are no longer subject to individual depreciation, amortization or impairment; and
•the share of profits and losses from investments accounted for using the equity method is no longer recognized.
In a disposal of an equity interest leading to loss of control, all the assets and liabilities of the entity involved are classified as held for sale assets or liabilities within the balance sheet line items Assets held for sale or Liabilities related to assets held for sale, provided that the disposal satisfies the IFRS 5 classification criteria.
The profit or loss generated by a held for sale asset group is reported in a separate line item in the income statement for the current period and for the comparative periods presented, provided that the asset group:
•represents a separate major line of business or geographical area of operations; or
•is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or
•is a subsidiary acquired exclusively with a view to resale.
In accordance with IFRS 10, intragroup balances and transactions relating to held for sale entities are eliminated.
In the absence of any specific accounting treatment under IFRS 5, Sanofi has opted to eliminate transactions between discontinued operations and continuing operations so as to reflect the impact of such transactions consistently with the way they are presented in the income statement after effective loss of control.
Events or circumstances beyond Sanofi’s control may extend the period to complete the sale or exchange beyond one year without precluding classification of the asset (or disposal group) in Assets held for sale provided that there is sufficient evidence that Sanofi remains committed to the planned sale or exchange. Finally, in the event of changes to a plan of sale that requires an asset no longer to be classified as held for sale, IFRS 5 specifies the following treatment:
•the assets and liabilities previously classified as held for sale are reclassified to the appropriate balance sheet line items, with no restatement of comparative periods;
•each asset is measured at the lower of (a) its carrying amount before the asset was reclassified as held for sale, adjusted for any depreciation, amortization or revaluation that would have been recognized if the asset had not been reclassified as held for sale, or (b) its recoverable amount at the date of reclassification;
•the backlog of depreciation, amortization and impairment not recognized while non-current assets were classified as held for sale must be reported in the same income statement line item that was used to report impairment losses arising on initial reclassification of assets as held for sale and gains or losses arising on the sale of such assets. In the consolidated income statement, those impacts are reported within the line item Other gains and losses, and litigation;
•the net income of a business previously classified as discontinued or as held for sale or exchange and reported on a separate line in the income statement must be reclassified and included in net income from continuing operations, for all periods presented; and
•in addition, segment information relating to the income statement and the statement of cash flows (acquisitions of non-
current assets) must be disclosed in the notes to the financial statements in accordance with IFRS 8 (Operating Segments), and must also be restated for all prior periods presented.

Financial instruments	Financial instruments
B.8.1. Non-derivative financial assets
In accordance with IFRS 9 (Financial Instruments) and IAS 32 (Financial Instruments: Presentation), Sanofi has adopted the classification of non-derivative financial assets described below. The classification used depends on (i) the characteristics of the contractual cash flows (i.e. whether they represent interest or principal) and (ii) the business model for managing the asset applied at the time of initial recognition.
Financial assets at fair value through other comprehensive income
These mainly comprise:
•quoted and unquoted equity investments that Sanofi does not hold for trading purposes and that management has designated at “fair value through other comprehensive income” on initial recognition. Gains and losses arising from changes in fair value are recognized in equity within the statement of comprehensive income in the period in which they occur. When such instruments are derecognized, the previously-recognized changes in fair value remain within Other comprehensive income, as does the gain or loss on divestment. Dividends received are recognized in profit or loss for the period, within the line item Financial income; and
•debt instruments whose contractual cash flows represent payments of interest or repayments of principal, and which are managed with a view to collecting cash flows and selling the asset. Gains and losses arising from changes in fair value are recognized in equity within the statement of comprehensive income in the period in which they occur. When such assets are derecognized, the cumulative gains and losses previously recognized in equity are reclassified to profit or loss for the period within the line items Financial income or Financial expenses.
Financial assets at fair value through profit or loss
These mainly comprise:
•contingent consideration already carried in the books of an acquired entity or granted in connection with a business combination;
•instruments whose contractual cash flows represent payments of interest and repayments of principal, which are managed with a view to selling the asset in the short term;
•instruments that management has designated at “fair value through profit or loss” on initial recognition; and
•quoted and unquoted equity investments: equity instruments that are not held for trading and which management did not designate at “fair value through other comprehensive income” on initial recognition, and instruments that do not meet the
IFRS definition of “equity instruments”.
Gains and losses arising from changes in fair value are recognized in profit or loss within the line items Financial income or
Financial expenses. Dividends received are recognized in profit or loss for the period, within the line item Financial income.
Fair value of equity investments in unquoted entities
On initial recognition of an equity investment in an entity not quoted in an active market, the fair value of the investment is the transaction price except in specific circumstances. This acquisition cost ceases to be a representative measure of the fair value of an unquoted equity investment when Sanofi identifies significant changes in the investee, or in the environment in which it operates. In such cases, an internal valuation is carried out, based mainly on growth forecasts or by reference to similar transactions contracted with third parties.
Financial assets measured at amortized cost
Financial assets at amortized cost comprise instruments whose contractual cash flows represent payments of interest and repayments of principal and which are managed with a view to collecting cash flows. The main assets in this category are loans and receivables. They are presented within the line items Other non-current assets, Other current assets, Accounts receivable and Cash and cash equivalents. Loans with a maturity of more than 12 months are presented in “Long-term loans and advances” within Other non-current assets. These financial assets are measured at amortized cost using the effective interest method.
Impairment of financial assets measured at amortized cost
The main assets involved are accounts receivable. Accounts receivable are initially recognized at the amount invoiced to the customer. Impairment losses on trade accounts receivable are estimated using the expected credit loss method, in order to take account of the risk of payment default throughout the lifetime of the receivables. The expected credit loss is estimated collectively for all accounts receivable at each reporting date using an average expected loss rate, determined primarily on the basis of historical credit loss rates. However, that average expected loss rate may be adjusted if there are indications of a likely significant increase in credit risk. If a receivable is subject to a known credit risk, a specific impairment loss is recognized for that receivable. The amount of expected losses is recognized in the balance sheet as a reduction in the gross amount of accounts receivable. Impairment losses on accounts receivable are recognized within Selling and general expenses in the income statement.
B.8.2. Derivative instruments
Derivative instruments that do not qualify for hedge accounting are initially and subsequently measured at fair value, with changes in fair value recognized in the income statement in Other operating income or in Financial income or Financial expenses, depending on the nature of the underlying economic item which is hedged.
Derivative instruments that qualify for hedge accounting are measured using the policies described in Note B.8.3. below.
IFRS 13 (Fair Value Measurement) requires counterparty credit risk to be taken into account when measuring the fair value of financial instruments. That risk is estimated on the basis of observable, publicly-available statistical data.
Policy on offsetting
In order for a financial asset and a financial liability to be presented as a net amount in the balance sheet under IAS 32, there must be:
(a) a legally enforceable right to offset; and
(b) the intention either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
B.8.3. Hedging
As part of its overall market risk management policy, Sanofi enters into various hedging transactions involving derivative or non-
derivative instruments; these may include forward contracts, currency swaps or options, interest rate swaps or options, cross-
currency swaps, and debt placings or issues.
Such financial instruments are designated as hedging instruments and recognized using the hedge accounting principles of IFRS 9 when (a) there is formal designation and documentation of the hedging relationship, of how the effectiveness of the hedging relationship will be assessed, and of the underlying market risk management objective and strategy; (b) the hedged item and the hedging instrument are eligible for hedge accounting; and (c) there is an economic relationship between the hedged item and the hedging instrument, defined on the basis of a hedge ratio that is consistent with the underlying market risk management strategy, and the residual credit risk does not dominate the value changes that result from that economic relationship.
Fair value hedge
A fair value hedge is a hedge of the exposure to changes in fair value of an asset, liability or firm commitment that is attributable to one or more risk components and could affect profit or loss.
Changes in fair value of the hedging instrument and changes in fair value of the hedged item attributable to the hedged risk components are generally recognized in the income statement, within Other operating income for hedges related to operating activities, or within Financial income or Financial expenses for hedges related to investing or financing activities.
Cash flow hedge
A cash flow hedge is a hedge of the exposure to variability in cash flows from an asset, liability or highly probable forecast transaction that is attributable to one or more risk components and could affect profit or loss.
Changes in fair value of the hedging instrument attributable to the effective portion of the hedge are recognized directly in equity in the consolidated statement of comprehensive income. Changes in fair value attributable to the ineffective portion of the hedge are recognized in the income statement within Other operating income for hedges related to operating activities, and within Financial income or Financial expenses for hedges related to investing or financing activities.
Cumulative changes in fair value of the hedging instrument previously recognized in equity are reclassified to the income statement when the hedged transaction affects profit or loss. Those reclassified gains and losses are recognized within Other operating income for hedges related to operating activities, and within Financial income or Financial expenses for hedges related to investing or financing activities.
When a forecast transaction results in the recognition of a non-financial asset or liability, cumulative changes in the fair value of the hedging instrument previously recognized in equity are incorporated in the initial carrying amount of that asset or liability.
When the hedging instrument expires or is sold, terminated or exercised, the cumulative gain or loss previously recognized in equity remains separately recognized in equity and is not reclassified to the income statement, or recognized as an adjustment to the initial cost of the related non-financial asset or liability, until the forecast transaction occurs. However, if Sanofi no longer expects the forecast transaction to occur, the cumulative gain or loss previously recognized in equity is recognized immediately in profit or loss.
Hedge of a net investment in a foreign operation
In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging instrument attributable to the effective portion of the hedge are recognized directly in equity in the consolidated statement of comprehensive income.
Changes in fair value attributable to the ineffective portion of the hedge are recognized in the income statement within
Financial income or Financial expenses. When the investment in the foreign operation is sold, the changes in the fair value of the hedging instrument previously recognized in equity are reclassified to the income statement within Financial income or
Financial expenses.
Cost of hedging
As part of its market risk management policy, Sanofi may designate currency options or interest rate options as hedging instruments, the effectiveness of which is measured on the basis of changes in intrinsic value. In such cases, the time value of the option is treated as a hedging cost and accounted for as follows:
•if the option includes a component that is not aligned on the critical features of the hedged item, the corresponding change in the time value is taken to profit or loss;
•otherwise, the change in the time value is taken to equity within the statement of comprehensive income, and then:
–if the hedged item is linked to a transaction that results in the recognition of a financial asset or liability, the change in the time value is reclassified to profit or loss symmetrically with the hedged item, or
–if the hedged item is linked to a transaction that results in the recognition of a non-financial asset or liability, the change in the time value is incorporated in the initial carrying amount of that asset or liability, or
–if the hedged item is linked to a period of time, the change in time value is reclassified to profit or loss on a straight line basis over the life of the hedging relationship.
In the case of forward contracts and foreign exchange swaps, and of cross-currency swaps that qualify for hedge accounting on the basis of changes in spot rates, Sanofi may elect for each transaction to use the option whereby the premium/discount or foreign currency basis spread are treated in the same way as the time value of an option.
Discontinuation of hedge accounting
Hedge accounting is discontinued when the eligibility criteria are no longer met (in particular, when the hedging instrument expires or is sold, terminated or exercised), or if there is a change in the market risk management objective of the hedging relationship.
B.8.4. Non-derivative financial liabilities
Borrowings and debt
Bank borrowings and debt instruments are initially measured at fair value of the consideration received, net of directly attributable transaction costs.
Subsequently, they are measured at amortized cost using the effective interest method. All costs related to the issuance of borrowings or debt instruments, and all differences between the issue proceeds net of transaction costs and the value on redemption, are recognized within Financial expenses in the income statement over the term of the debt using the effective interest method.
Liabilities related to business combinations and to non-controlling interests
These line items record the fair value of (i) contingent consideration payable in connection with business combinations and
(ii) commitments to buy out equity holders of subsidiaries, including put options granted to non-controlling interests.
Adjustments to the fair value of commitments to buy out equity holders of subsidiaries, including put options granted to non-
controlling interests, are recognized in equity.
Other non-derivative financial liabilities
Other non-derivative financial liabilities include trade accounts payable, which are measured at fair value (which in most cases equates to face value) on initial recognition, and subsequently at amortized cost.
B.8.5. Fair value of financial instruments
Under IFRS 13 (Fair Value Measurement) and IFRS 7 (Financial Instruments: Disclosures), fair value measurements must be classified using a hierarchy based on the inputs used to measure the fair value of the instrument. This hierarchy has three levels:
a.level 1: quoted prices in active markets for identical assets or liabilities (without modification or repackaging);
b.level 2: quoted prices in active markets for similar assets and liabilities, or valuation techniques in which all important inputs are derived from observable market data; and
c.level 3: valuation techniques in which not all important inputs are derived from observable market data.
The table below shows the disclosures required under IFRS 7 relating to the measurement principles applied to financial instruments.

Note	Type of financial instrument	Measurement principle	Level in fair value hierarchy	Valuation technique	Method used to determine fair value
					Valuation model	Market data
						Exchange rate	Interest rate
D.7.	Financial assets measured at fair value (quoted equity instruments)	Fair value	1	Market value	Quoted market price		N/A
D.7.	Financial assets measured at fair value (quoted debt instruments)	Fair value	1	Market value	Quoted market price		N/A
D.7.	Financial assets measured at fair value (unquoted equity instruments)	Fair value	3	Cost/ Approach based on comparables	If cost ceases to be a representative measure of fair value, an internal valuation is carried out, based mainly on comparables.
D.7.	Financial assets measured at fair value (contingent consideration receivable)	Fair value	3	Revenue- based approach	The fair value of contingent consideration receivable is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.7.3.
D.7.	Financial assets measured at fair value held to meet obligations under post-employment benefit plans	Fair value	1	Market value	Quoted market price		N/A
D.7.	Financial assets designated at fair value held to meet obligations under deferred compensation plans	Fair value	1	Market value	Quoted market price		N/A
D.7.	Long-term loans and advances and other non-current receivables	Amortized cost	N/A	N/A	The amortized cost of long-term loans and advances and other non-current receivables at the end of the reporting period is not materially different from their fair value.
D.13.	Investments in mutual funds	Fair value	1	Market value	Net asset value		N/A
D.13.	Negotiable debt instruments, commercial paper, instant access deposits and term deposits	Amortized cost	N/A	N/A
Because these instruments have a maturity of less than
three months, amortized cost is regarded as an acceptable
approximation of fair value as disclosed in the notes to
the consolidated financial statements.

D.17.1., D.19.	Debt	Amortized cost(a)	N/A	N/A
In the case of debt with a maturity of less than three months, amortized cost is regarded as an acceptable approximation of fair value as reported in the notes to the consolidated financial statements.
For debt with a maturity of more than three months, fair value as reported in the notes to the consolidated financial
statements is determined either by reference to quoted market prices at the end of the reporting period (quoted instruments)
or by discounting the future cash flows based on observable
market data at the end of the reporting period (unquoted
instruments).
For financial liabilities based on variable payments such as royalties, fair value is determined on the basis of discounted cash flow projections.

D.17.2.	Lease liabilities	Amortized cost	N/A	N/A	The liability for future lease payments is discounted using the incremental borrowing rate.
D.20.	Forward currency contracts	Fair value	2		Present value of future cash flows	Mid Market	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon
D.20.	Interest rate swaps	Fair value	2	Revenue- based approach	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and LIFFE interest rate futures > 1 year: Mid Zero Coupon
D.20.	Cross-currency swaps	Fair value	2		Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and LIFFE interest rate futures > 1 year: Mid Zero Coupon
D.18.	Liabilities related to business combinations and to non-controlling interests (CVRs)	Fair value	1	Market value	Quoted market price
D.18.	Liabilities related to business combinations and to non-controlling interests (other than CVRs)	Fair value	3	Revenue- based approach
Under IAS 32, contingent consideration payable in a business combination is a financial liability. The fair value of such liabilities is determined by adjusting the contingent
consideration at the end of the reporting period using the
method described in Note B.8.4.

(a)In the case of debt designated as a hedged item in a fair value hedging relationship, the carrying amount in the consolidated balance sheet includes changes in fair value attributable to the hedged risk(s).
B.8.6. Derecognition of financial instruments
Financial assets are derecognized when the contractual rights to cash flows from the asset have ended or have been transferred and when Sanofi has transferred substantially all the risks and rewards of ownership of the asset. If Sanofi has neither transferred nor retained substantially all the risks and rewards of ownership of a financial asset, it is derecognized if Sanofi does not retain control of the asset.
A financial liability is derecognized when Sanofi’s contractual obligations in respect of the liability are discharged, cancelled or extinguished.
B.8.7. Risks relating to financial instruments
Market risks in respect of non-current financial assets, cash equivalents, derivative instruments and debt are described in the discussions of risk factors presented in “Item 3. Key Information — D. Risk factors” and “Item 11. Quantitative and Qualitative
Disclosures about Market Risk” of Sanofi’s annual report on Form 20-F for 2024.
Credit risk is the risk that customers may fail to pay their debts. For a description of credit risk, refer to “We are subject to the risk of non-payment by our customers” within “Item 3. Key Information — D. Risk factors” and “Item 11. Quantitative and Qualitative
Disclosures about Market Risk” of Sanofi’s annual report on Form 20-F for 2024.

Inventories	Inventories
Inventories are measured at the lower of cost or net realizable value. Cost is calculated using the weighted average cost method or the first-in, first-out method, depending on the nature of the inventory.
The cost of finished goods inventories includes costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.
Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.
During the launch phase of a new product, any inventories of that product are written down to zero pending regulatory approval, other than in specific circumstances which make it possible to estimate that there is a high probability at the end of the reporting period that the carrying amount of the inventories will be recoverable. The write-down is reversed once it becomes highly probable that marketing approval will be obtained.

Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents as shown in the consolidated balance sheet and statement of cash flows comprise cash, plus liquid short-term investments that are readily convertible into cash and are subject to an insignificant risk of changes in value in the event of movements in interest rates.

Treasury shares	Treasury shares
In accordance with IAS 32, Sanofi treasury shares are deducted from equity, irrespective of the purpose for which they are held.
No gain or loss is recognized in the income statement on the purchase, sale, impairment or cancellation of treasury shares.

Provisions for risks	Provisions for risks
In accordance with IAS 37 (Provisions, Contingent Liabilities and Contingent Assets), Sanofi records a provision when it has a present obligation, whether legal or constructive, as a result of a past event; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate can be made of the amount of the outflow of resources.
If the obligation is expected to be settled more than 12 months after the end of the reporting period, or has no definite settlement date, the provision is recorded within Non-current provisions and other non-current liabilities.
Provisions relating to the insurance programs in which Sanofi’s captive insurance company participates are based on risk exposure estimates calculated by management, with assistance from independent actuaries, using IBNR (Incurred But Not
Reported) techniques. Those techniques use past claims experience, within Sanofi and in the market, to estimate future trends in the cost of claims.
Contingent liabilities are not recognized, but are disclosed in the notes to the financial statements unless the possibility of an outflow of economic resources is remote.
Sanofi estimates provisions on the basis of events and circumstances related to present obligations at the end of the reporting period and of past experience, and to the best of management’s knowledge at the date of preparation of the financial statements.
Reimbursements offsetting the probable outflow of resources are recognized as assets only if it is virtually certain that they will be received. Contingent assets are not recognized.
Restructuring provisions are recognized if Sanofi has a detailed, formal restructuring plan at the end of the reporting period and has announced its intention to implement this plan to those affected by it.
No provisions are recorded for future operating losses.
Sanofi records non-current provisions for certain obligations, such as legal or constructive obligations, where an outflow of resources is probable and the amount of the outflow can be reliably estimated.
In the case of environmental risks, including at sites where operations are ongoing, Sanofi recognizes a provision where there is a violation of integrity in respect of human health or the environment resulting from past contamination at a site that requires remediation. The amount of the provision is a best estimate of the future expenditures to be incurred on the remediation plan.
Where the effect of the time value of money is material, those provisions are measured at the present value of the expenditures expected to be required to settle the obligation, calculated using a discount rate that reflects an estimate of the time value of money and the risks specific to the obligation.
Increases in provisions to reflect the effects of the passage of time are recognized within Financial expenses.

Revenue recognition	Revenue recognition
B.13.1. Net sales
Revenue arising from the sale of goods is presented in the income statement within Net sales. Net sales comprise revenue from sales of medicines, vaccines and active ingredients, net of sales returns, of customer incentives and discounts, and of certain sales-based payments paid or payable to the healthcare authorities. Analyses of net sales are provided in Note D.34.1. “ Analysis of net sales”.
In accordance with IFRS 15 (Revenue from Contracts with Customers), such revenue is recognized when Sanofi transfers control over the product to the customer; control of an asset refers to the ability to direct the use of, and obtain substantially all of the remaining benefits from that asset. For the vast majority of contracts, revenue is recognized when the product is physically transferred, in accordance with the delivery and acceptance terms agreed with the customer.
For contracts entered into by Vaccines franchise, transfer of control is usually determined by reference to the terms of release
(immediate or deferred) and acceptance of batches of vaccine.
In the case of contracts with distributors, Sanofi does not recognize revenue when the product is physically transferred to the distributor if the products are sold on consignment, or if the distributor acts as agent. In such cases, revenue is recognized when control is transferred to the end customer, and the distributor’s commission is presented within the line item Selling and general expenses in the income statement.
The amount of revenue recognized reflects the various types of price reductions or rights of return offered by Sanofi to its customers on certain products. Such price reductions and rights of return qualify as variable consideration under IFRS 15.
In particular, products sold in the United States are covered by various Government and State programs (such as Medicare and
Medicaid) under which products are sold at a discount. Rebates are granted to healthcare authorities, and under contractual arrangements with certain customers. Some wholesalers are entitled to chargeback incentives based on the selling price to the end customer, under specific contractual arrangements. Cash discounts may also be granted for prompt payment. Returns, discounts, incentives and rebates, as described above, are recognized in the period in which the underlying sales are recognized as a reduction of gross sales.
These amounts are calculated as follows:
•the amount of chargeback incentives is estimated on the basis of the relevant subsidiary’s standard sales terms and conditions, and in certain cases on the basis of specific contractual arrangements with the customer;
•the amount of rebates based on attainment of sales targets is estimated and accrued as each of the underlying sales transactions is recognized;
•the amount of price reductions under Government and State programs, largely in the United States, is estimated on the basis of the specific terms of the relevant regulations or agreements, and accrued as each of the underlying sales transactions is recognized; and
•the amount of sales returns is calculated on the basis of management’s best estimate of the amount of product that will ultimately be returned by customers. In countries where product returns are permitted, Sanofi operates a returns policy that allows the customer to return products within a certain period either side of the expiry date (usually 12 months after the expiry date). The amount recognized for returns is estimated on the basis of past experience of sales returns. Sanofi also takes into account factors such as levels of inventory in its various distribution channels, product expiry dates, information about potential discontinuation of products, the entry of competing generics into the market, and the launch of over-the-counter medicines. Most product return clauses relate solely to date-expired products, which cannot be resold and are destroyed.
Sanofi does not recognize a right of return asset in the balance sheet for contracts that allow for the return of time-expired products, since those products have no value.
The estimated amounts described above are recognized in the income statement within Net sales as a reduction of gross sales, and within Other current liabilities in the balance sheet. They are subject to regular review and adjustment as appropriate based on the most recent data available to management. Sanofi believes that it has the ability to measure each of the above amounts reliably, using the following factors in developing its estimates:
•the nature and patient profile of the underlying product;
•the applicable regulations or the specific terms and conditions of contracts with governmental authorities, wholesalers and other customers;
•historical data relating to similar contracts, in the case of qualitative and quantitative rebates and chargeback incentives;
•past experience and sales growth trends for the same or similar products;
•actual inventory levels in distribution channels, monitored by Sanofi using internal sales data and externally provided data;
•the shelf life of Sanofi products; and
•market trends including competition, pricing and demand.
An analysis of provisions for discounts, rebates and sales returns is provided in Note D.23.
B.13.2. Other revenues
The line item Other revenues is used to recognize all revenue that falls within the scope of IFRS 15 but does not relate to sales of
Sanofi products.
It mainly comprises (i) royalties received from licensing intellectual property rights to third parties; (ii) VaxServe sales of products sourced from third-party manufacturers; and (iii) revenue received under agreements for Sanofi to provide manufacturing services to third parties.
Royalties received under licensing arrangements are recognized over the period during which the underlying sales are recognized.
VaxServe is a vaccines related entity whose operations include the distribution within the United States of vaccines and other products manufactured by third parties. VaxServe sales of products sourced from third-party manufacturers are presented within Other revenues.
Other revenues is also used to recognize revenues arising from the manufacturing of Consumer Healthcare products by legal entities within the scope of continuing operations on behalf of legal entities within the scope of discontinued operations (see
Note B.7.).
Other revenues includes revenues associated with Consumer Healthcare operations not transferred on the effective date of loss of control of Opella. These comprise primarily, but not exclusively, Consumer Healthcare activities that will not be transferred on the effective date of loss of control of Opella, primarily (i) hospital sales of Opella products in China, the transfer of which will be finalized no earlier than 2028 after a transitional period required to complete the transfer plan agreed with Sanofi in the context of public tendering arrangements ; (ii) sales made by the dedicated entity Opella Russie, the equity interests in which will be retained by Sanofi. Sanofi will continue to distribute Opella products in Russian territory under the distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of this retained interest during the distribution agreement term ; and (iii) sales of the Gold Bond product range, which are continuing in the United States through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).

Cost of sales	Cost of sales
Cost of sales consists primarily of the industrial cost of goods sold, royalties paid for in-licensing of intellectual property, and distribution costs. The industrial cost of goods sold includes the cost of materials, depreciation of property, plant and equipment, amortization of software, personnel costs, and other expenses attributable to production. This line also includes the purchase price of manufactured pharmaceutical products sourced from Opella.

Research and development	Research and development
Note B.4.1. “Research and development not acquired in a business combination” and Note B.4.3. “Other intangible assets acquired in a business combination” describe the principles applied to the recognition of research and development costs.
Contributions or reimbursements received from alliance partners are recorded as a reduction of Research and development expenses.

Other operating income and expenses	Other operating income and expenses
B.16.1. Other operating income
Other operating income includes the share of profits that Sanofi is entitled to receive from alliance partners in respect of product marketing agreements. It also includes revenues generated under certain agreements, which may include partnership, co-promotion arrangements and licenses not included in Other revenues.
This line item also includes realized and unrealized foreign exchange gains and losses on operating activities (see Note B.8.3.), and operating gains on disposals not regarded as major disposals (see Note B.20.).
B.16.2. Other operating expenses
Other operating expenses mainly comprise the share of profits that alliance partners are entitled to receive from Sanofi under product marketing agreements.

Amortization and impairment of intangible assets	Amortization and impairment of intangible assets
B.17.1. Amortization of intangible assets
The expenses recorded in this line item comprise amortization charged against intangible assets (products, trademarks and technology platforms, see Note D.4.) whose contribution to Sanofi’s commercial, industrial and development functions cannot be separately identified.
Amortization of software, and of other rights of an industrial or operational nature, is recognized as an expense in the income statement, in the relevant line items of expense by function.
B.17.2. Impairment of intangible assets
This line item records impairment losses taken against intangible assets (products, trademarks, technology platforms and acquired research), and any reversals of such impairment losses.

Fair value remeasurement of contingent consideration	Fair value remeasurement of contingent consideration
Changes in the fair value of contingent consideration that was (i) already carried in the books of an acquired entity, or (ii) granted in connection with a business combination and initially recognized as a liability in accordance with IFRS 3, are reported in profit or loss. Such adjustments are reported separately in the income statement, in the line item Fair value remeasurement of contingent consideration.
This line item also includes changes in the fair value of contingent consideration receivable in connection with a divestment and classified as a financial asset at fair value through profit or loss.
Finally, it includes the effect of the unwinding of discount, and of exchange rate movements where the asset or liability is expressed in a currency other than the functional currency of the reporting entity.

Restructuring costs and similar items	Restructuring costs and similar items
Restructuring costs are expenses incurred in connection with the transformation or reorganization of Sanofi’s operations or support functions. Such costs include collective redundancy plans, compensation to third parties for early termination of contracts, and commitments made in connection with transformation or reorganization decisions. They also include accelerated depreciation charges arising from site closures (including closures of leased sites), and losses on asset disposals resulting from such decisions.
In addition, this line item includes expenses incurred in connection with programs implemented as part of the transformation strategy announced in December 2019 and recently renewed in October 2023, and intended primarily to deliver a global information systems solution, further supported by the implementation from 2021 of Sanofi’s new digital strategy.

Other gains and losses, and litigation	Other gains and losses, and litigation
The line item Other gains and losses, and litigation includes the impact of material transactions of an unusual nature or amount which Sanofi believes it necessary to report separately in the income statement in order to improve the relevance of the financial statements, such as:
•gains and losses on major disposals of property, plant and equipment, of intangible assets, of assets (or groups of assets and liabilities) held for sale, or of a business within the meaning of IFRS 3, other than those considered to be restructuring costs;
•impairment losses and reversals of impairment losses on assets (or groups of assets and liabilities) held for sale, other than those considered to be restructuring costs;
•gains on bargain purchases;
•costs relating to major litigation; and
•pre-tax separation costs associated with the process of disinvesting from operations in the event of a major divestment.

Financial expenses and income	Financial expenses and income
B.21.1. Financial expenses
Financial expenses mainly comprise interest charges on Sanofi's debt financing; negative changes in the fair value of certain financial instruments (where changes in fair value are recognized in profit or loss); realized and unrealized foreign exchange losses on financing and investing activities; impairment losses on financial instruments; and any reversals of impairment losses on financial instruments.
Financial expenses also include expenses arising from the unwinding of discount on long-term provisions, and the net interest cost related to employee benefits. This line item does not include commercial cash discounts, which are deducted from net sales.
B.21.2. Financial income
Financial income includes interest and dividend income; positive changes in the fair value of certain financial instruments (where changes in fair value are recognized in profit or loss); realized and unrealized foreign exchange gains on financing and investing activities; and gains on disposals of financial assets at fair value through profit or loss.

Income tax expense	Income tax expense
Income tax expense includes all current and deferred taxes of consolidated companies.
Sanofi accounts for deferred taxes in accordance with IAS 12 (Income Taxes), using the methods described below:
•deferred tax assets and liabilities are recognized on taxable and deductible temporary differences, and on tax loss carry-
forwards. Temporary differences are differences between the carrying amount of an asset or liability in the balance sheet and its tax base;
•French business taxes include a value added based component: “CVAE” (Cotisation sur la Valeur Ajoutée des Entreprises).
Given that CVAE is (i) calculated as the amount by which certain revenues exceed certain expenses and (ii) borne primarily by companies that own intellectual property rights on income derived from those rights (royalties, and margin on sales to third parties and to Sanofi entities), it is regarded as meeting the definition of income taxes specified in IAS 12, paragraph 2 (“taxes which are based on taxable profits”);
•deferred tax assets and liabilities are calculated using the tax rate expected to apply in the period when the corresponding temporary differences are expected to reverse, based on tax rates enacted or substantively enacted at the end of the reporting period;
•deferred tax assets are recognized in respect of deductible temporary differences, tax losses available for carry-forward and unused tax credits to the extent that future recovery is regarded as probable. The recoverability of deferred tax assets is assessed on a case-by-case basis, taking into account the profit forecasts contained in Sanofi’s medium-term business plan;
•a deferred tax liability is recognized for temporary differences relating to interests in subsidiaries, associates and joint ventures, except in cases where Sanofi is able to control the timing of the reversal of the temporary differences. This applies in particular when Sanofi is able to control dividend policy and it is probable that the temporary differences will not reverse in the foreseeable future;
•no deferred tax is recognized on eliminations of intragroup transfers of interests in subsidiaries, associates or joint ventures;
•each tax entity calculates its own net deferred tax position. All net deferred tax asset and liability positions are then aggregated and shown in separate line items on the relevant side of the consolidated balance sheet. Deferred tax assets and liabilities are offset only if (i) Sanofi has a legally enforceable right to offset current tax assets and current tax liabilities, and
(ii) the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority;
•deferred taxes are not discounted, except implicitly in the case of deferred taxes on assets and liabilities which are already impacted by discounting. In addition, Sanofi has elected not to discount current taxes payable or receivable where the amounts in question are payable or receivable in the long term; and
•withholding taxes on intragroup royalties and dividends, and on royalties and dividends collected from third parties, are accounted for as current income taxes.
In accounting for business combinations, Sanofi complies with IFRS 3 as regards the recognition of deferred tax assets after the initial accounting period. Consequently, any deferred tax assets recognized by the acquiree after the end of that period in respect of temporary differences or tax loss carry-forwards existing at the acquisition date are recognized in profit or loss.
The positions adopted by Sanofi in tax matters are based on its interpretation of tax laws and regulations. Some of those positions may be subject to uncertainty. In such cases, Sanofi assesses the amount of the tax liability on the basis of the following assumptions: that its position will be examined by one or more tax authorities on the basis of all relevant information; that a technical assessment is carried out with reference to legislation, case law, regulations, and established practice; and that each position is assessed individually (or collectively where appropriate), with no offset or aggregation between positions. Those assumptions are assessed on the basis of facts and circumstances existing at the end of the reporting period. When an uncertain tax liability is regarded as probable, it is measured on the basis of Sanofi’s best estimate and recognized as a liability; uncertain tax assets are not recognized. The amount of the liability includes any penalties and late payment interest. The line item Income tax expense includes the effects of tax reassessments and tax disputes, and any penalties and late payment interest arising from such disputes that have the characteristics of income taxes within the meaning of paragraph 2 of IAS 12 (“taxes which are based on taxable profits”). Tax exposures relating to corporate income taxes are presented separately within Non-current income tax liabilities (see Note D.19.4.).
No deferred taxation is recognized on temporary differences that are liable to be subject to US global intangible low taxed income (GILTI) provisions. The related tax expense is recognized in the year in which it is declared in the tax return to the extent that it arises from the existence of non-US profits that exceed the theoretical return on investment specified in the
GILTI provisions and are taxed at a rate lower than the applicable US tax rate.
As a reminder, Sanofi has applied in its consolidated financial statements “International Tax Reform – Pillar Two Model Rules”, an
amendment to IAS 12 issued by the IASB on May 23, 2023, and has not recognized deferred tax on temporary differences related to Pillar Two rules.
In accordance with IAS 1 (Presentation of Financial Statements), current income tax assets and liabilities are presented as separate line items in the consolidated balance sheet.

Employee benefit obligations	Employee benefit obligations
Sanofi offers retirement benefits to employees and retirees. Such benefits are accounted for in accordance with IAS 19 (Employee
Benefits).
Benefits are provided in the form of either defined contribution plans or defined benefit plans. In the case of defined contribution plans, the cost is recognized immediately in the period in which it is incurred, and equates to the amount of the contributions paid by Sanofi. For defined benefit plans, Sanofi recognizes its obligations to pay pensions and similar benefits to employees as a liability, based on an actuarial estimate of the rights vested or currently vesting in employees and retirees, using the projected unit credit method. Estimates are performed at least once a year, and rely on financial assumptions (such as discount rates, the inflation rate and the rate of salary increases) and demographic assumptions (such as life expectancy, retirement age and employee turnover).
Obligations relating to other post-employment benefits (healthcare and life insurance) offered by Sanofi companies to employees are also recognized as a liability based on an actuarial estimate of the rights vested or currently vesting in employees and retirees at the end of the reporting period.
Such liabilities are recognized net of the fair value of plan assets.
In the case of multi-employer defined benefit plans where plan assets cannot be allocated to each participating employer with sufficient reliability, the plan is accounted for as a defined contribution plan, in accordance with paragraph 34 of IAS 19.
The benefit cost for the period consists primarily of current service cost, past service cost, net interest cost, gains or losses arising from plan settlements not specified in the terms of the plan, and the impact of plan curtailments. Net interest cost for the period is determined by applying the opening discount rate specified in IAS 19 to the net liability (i.e. the amount of the obligation, net of plan assets) recognized in respect of defined benefit plans. Past service cost is recognized immediately in profit or loss in the period in which it is incurred, regardless of whether or not the rights have vested at the time of adoption (in the case of a new plan) or of amendment (in the case of an existing plan).
Actuarial gains and losses on defined benefit plans (pensions and other post-employment benefits), also referred to as “Remeasurements of the net defined benefit liability (asset)”, arise as a result of changes in financial and demographic assumptions, experience adjustments, and the difference between the actual return and the return on plan assets included in the calculation of the net interest cost. The impacts of those remeasurements are recognized in Other comprehensive income, net of deferred taxes; they are not subsequently reclassifiable to profit or loss.

Share-based payment	Share-based payment
Share-based payment expense is recognized as a component of operating income, in the relevant classification of expense by function. In measuring the expense, the level of attainment of any performance conditions is taken into account.
B.24.1. Stock option plans
Sanofi has granted a number of equity-settled share-based payment plans (stock option plans) to some of its employees. The terms of those plans may make the award contingent on the attainment of performance criteria for some of the grantees.
In accordance with IFRS 2 (Share-Based Payment), services received from employees as consideration for stock options are recognized as an expense in the income statement, with the opposite entry recognized in equity. The expense corresponds to the fair value of the stock option plans, and is charged to income on a straight-line basis over the four-year vesting period of the plan.
The fair value of stock option plans is measured at the date of grant using the Black-Scholes valuation model, taking into account the expected life of the options. The resulting expense also takes into account the expected cancellation rate of the options. The expense is adjusted over the vesting period to reflect (i) actual cancellation rates resulting from option-holders ceasing to be employed by Sanofi and (ii) attainment of non-market performance conditions.
B.24.2. Employee share ownership plans
Sanofi may offer its employees the opportunity to subscribe to reserved share issues at a discount to the reference market price. Shares awarded to employees under such plans fall within the scope of IFRS 2. Consequently, an expense is recognized at the subscription date, based on the value of the discount offered to employees, with the opposite entry recognized in equity.
B.24.3. Restricted share plans
Sanofi may award restricted share plans to certain of its employees. The terms of those plans may make the award contingent on the attainment of performance criteria for some of the grantees.
In accordance with IFRS 2, an expense equivalent to the fair value of such plans is recognized in profit or loss on a straight line basis over the vesting period of the plan, with the opposite entry recognized in equity. The vesting period is three years.
The fair value of restricted share plans is based on the quoted market price of Sanofi shares at the date of grant, adjusted for expected dividends during the vesting period; it also takes account of any vesting conditions contingent on stock market performance, measured using the Monte-Carlo valuation model. Other vesting conditions are taken into account in the estimate of the number of shares awarded during the vesting period; that number is then definitively adjusted based on the actual number of shares awarded on the vesting date.

Earnings per share	Earnings per share
Basic earnings per share is calculated using the weighted average number of shares outstanding during the reporting period, adjusted on a time-weighted basis from the acquisition date to reflect the number of own shares held by Sanofi. Diluted earnings per share is calculated on the basis of the weighted average number of ordinary shares, computed using the treasury stock method.
This method assumes that (i) all outstanding dilutive options and warrants are exercised, and (ii) Sanofi acquires its own shares at the quoted market price for an amount equivalent to the cash received as consideration for the exercise of the options or warrants, plus the expense arising on unamortized stock options.

Segment information	B.26. Segment information
In accordance with IFRS 8 (Operating Segments), the segment information reported by Sanofi is prepared on the basis of internal management data provided to our Chief Executive Officer, who is the chief operating decision maker of Sanofi. The performance of the segment is monitored individually using internal reports and indicators.
Information about operating segments in accordance with IFRS 8 is presented in Note D.35., “Segment information”.